Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.4%
	Asset Backed Securities — 1.4%
$168,469	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$179,220
	Total Asset Backed Securities
	(Cost $168,469)	179,220

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.4%
82,319	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	82,988
80,166	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	86,242
298,332	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	309,295
425,535	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	448,999
164,193	Freddie Mac, Series 4281, Class GA, 3.000%, 2/15/39	167,407
101,962	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	104,604
331,328	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	353,611
94,020	Ginnie Mae, Series 2011-71, Class QE, 3.500%, 9/16/40	98,197
	Total Collateralized Mortgage Obligations
	(Cost $1,574,663)	1,651,343

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.3%
145,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.935%, 4/10/48	151,415
102,677	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	104,387
60,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	64,332
60,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	65,174
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.060%, 7/25/23(a)	320,421
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	154,489
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	238,874
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	239,575
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(a)	182,984
275,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.926%, 6/25/28	330,454
34,675	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	34,752
107,963	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	109,931
35,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3, 3.001%, 8/15/45	35,649

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$135,450	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	$137,117
	Total Commercial Mortgage-Backed Securities
	(Cost $2,038,787)	2,169,554

MORTGAGE-BACKED SECURITIES — 30.9%
	Fannie Mae — 18.4%
234,680	3.630%, 9/1/20, Pool #FN0000(a)	235,636
386,658	4.000%, 12/1/33, Pool #MA1689	418,904
113,323	4.000%, 12/1/36, Pool #MA2856	121,990
113,799	4.000%, 2/1/37, Pool #MA2914	122,343
133,226	4.000%, 5/1/47, Pool #BE9598	142,504
320,681	3.500%, 12/1/47, Pool #CA0833	339,822
230,081	5.000%, 8/1/48, Pool #CA2219	251,605
220,816	3.500%, 9/1/49, Pool #BJ9608	232,173
260,156	3.500%, 10/1/49, Pool #CA4431	273,492
285,277	3.000%, 12/1/49, Pool #BO6225	300,660
		2,439,129
	Freddie Mac — 12.3%
229,769	4.000%, 12/1/35, Pool #C91860	247,136
236,673	3.500%, 6/1/36, Pool #ZA2414	253,217
226,381	4.000%, 3/1/39, Pool #C92039	239,866
276,212	3.000%, 11/1/39, Pool #RB5022	291,113
308,382	3.500%, 1/1/47, Pool #U69037	328,289
259,714	3.000%, 10/1/49, Pool #QA3405	273,718
		1,633,339
	Ginnie Mae — 0.2%
29,948	5.000%, 11/20/38, Pool #4283	31,601
	Total Mortgage-Backed Securities
	(Cost $3,978,539)	4,104,069

MUNICIPAL BONDS — 3.3%
	North Carolina — 1.9%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	252,257
	Wisconsin — 1.4%
165,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26	189,631
	Total Municipal Bonds
	(Cost $428,224)	441,888

U.S. GOVERNMENT AGENCIES — 20.8%
	Fannie Mae — 20.8%
500,000	1.875%, 9/24/26	538,160
1,000,000	6.250%, 5/15/29	1,449,321
500,000	7.125%, 1/15/30	775,367
		2,762,848
	Total U.S. Government Agencies
	(Cost $2,358,766)	2,762,848

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — 13.2%
$1,350,000	2.500%, 1/31/24	$1,460,426
284,642	0.500%, 4/15/24(c)	299,152
	Total U.S. Treasury Notes
	(Cost $1,697,350)	1,759,578

Shares
MONEY MARKET FUND — 2.3%
302,334	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(d)	302,334
	Total Money Market Fund
	(Cost $302,334)	302,334

Total Investments — 100.6%
(Cost $12,547,132)		13,370,834
Net Other Assets (Liabilities) — (0.6)%		(75,817)
NET ASSETS — 100.0%		$13,295,017

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Intermediate U.S. Government Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FinancialAccounting Standards Board (“FASB”)Accounting Standard Codification Topic 946 Financial Services-Investment Companies.The following is a summary of significant accounting policies followed by the Fund.The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Intermediate U.S. Government Fund	$302,334	(a)	$13,068,500	(b)	$—	$13,370,834

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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